EQ/Large Cap Core PLUS Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/Large Cap Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.99%	0.99%

Expense Example - EQ/Large Cap Core PLUS Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	101	315	547	1,213
Class IB Shares	101	315	547	1,213